PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Advances to suppliers		¥ 15,507,866	¥ 2,772,494
Deductible input VAT and VAT rebates receivable		7,855,998	3,469,724
Staff advances		447,791	1,029,409
Others		3,108,299	77,956
Prepayments and Other Current Assets	$ 3,915,345	¥ 26,919,954	¥ 7,349,583